UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2010


Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Philadelphia Financial Management of San Francisco, LLC
Address:          450 Sansome St., Suite 1500
		  San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463


Signature, Place, and Date of Signing:


	/s/ Rachael Clarke             San Francisco, CA        08/12/2010
	------------------	       -----------------	----------
	     Signature			  City, State		   Date



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     28

Form 13F Information Table Value Total:               $202,531

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.

                                             FORM 13F INFORMATION TABLE
                                                   AS OF 06/30/2010


                       TITLE                 VALUE    SHARES/   SH/  PUT/  INVSTMT         OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN        MANAGERS  SOLE  SHARED   NONE
-------------------  ----------  ------    --------  --------   ---  ----  -------        --------  ----  ------   ----

AFLAC INC COM STK	  COM	  001055102   11,972 	280,578	 SH	   Share-defined   123	    280,578
AMERICAN EQUITY
 INVESTMENT LIF COM STK	  COM	  025676206    4,733 	458,659	 SH	   Share-defined   123	    458,659
CATHAY GEN
 BANCORP COM STK	  COM	  149150104    6,519 	631,082	 SH	   Share-defined   123	    631,082
E TRADE FINL
 CORP COM STK		  COM	  269246401    7,859 	664,900	 SH	   Share-defined   123	    664,900
ENCORE CAP
 GROUP INC COM STK	  COM	  292554102   10,814 	524,691	 SH	   Share-defined   123	    524,691
LINCOLN NATL
 CORP IND COM		  COM	  534187109    6,005 	247,207	 SH	   Share-defined   123	    247,207
METROCORP
 BANCSHARES INC COM STK	  COM	  591650106    1,563 	554,409	 SH	   Share-defined   123	    554,409
RADIAN GROUP INC COM STK  COM	  750236101    6,646 	917,984	 SH	   Share-defined   123	    917,984
REINSURANCE GROUP
 AMER INC CL A COM STK	  COM	  759351604    9,391 	205,446	 SH	   Share-defined   123	    205,446
SEABRIGHT HOLDINGS INC	  COM	  811656107    7,399 	780,489	 SH	   Share-defined   123	    780,489
STATE STR CORP COM STK	  COM	  857477103    5,005 	148,002	 SH	   Share-defined   123	    148,002
THL CREDIT INC		  COM	  872438106   10,002 	869,739	 SH	   Share-defined   123	    869,739
AMERICREDIT CORP COM STK  COM	  03060R101    8,861 	486,344	 SH	   Share-defined   123	    486,344
CASH STORE FINL
 SVCS INC COM		  COM	  14756F103    9,607 	609,598	 SH	   Share-defined   123	    609,598
EPIQ SYSTEMS INC	  COM	  26882D109    7,925 	612,925	 SH	   Share-defined   123	    612,925
FIRST CASH FINANCIAL
 SERVICES COM STK	  COM	  31942D107   10,714 	491,451	 SH	   Share-defined   123	    491,451
FORTRESS INVESTMENT
 GROUP LLC COM		  COM	  34958B106    4,648  1,619,459	 SH	   Share-defined   123	  1,619,459
GENWORTH FINANCIAL INC	  COM	  37247D106    6,290 	481,252	 SH	   Share-defined   123	    481,252
MFA FINANCIAL
 INC COM STK		  COM	  55272X102    4,605 	622,335	 SH	   Share-defined   123	    622,335
MARKETAXESS		  COM	  57060D108    6,134 	444,819	 SH	   Share-defined   123	    444,819
NELNET INC CL A COM STK	  COM	  64031N108   11,545 	598,822	 SH	   Share-defined   123	    598,822
OMNIAMERICAN BANCORP INC  COM	  68216R107    4,764 	421,974	 SH	   Share-defined   123	    421,974
PORTFOLIO RECOVERY
 ASSOCS INC COM STK	  COM	  73640Q105    5,944 	 89,015	 SH	   Share-defined   123	     89,015
ALLIED WRLD
 ASSURANCE HOLDINGS COM	  COM	  G0219G203    4,904 	108,063	 SH	   Share-defined   123	    108,063
ARGO GROUP INTERNATIONAL
 HOLDI COM STK		  COM	  G0464B107    6,504 	212,625	 SH	   Share-defined   123	    212,625
ASSURED GUARANTY
 LTD (BERMUDA) COM STK	  COM	  G0585R106    7,001 	527,585	 SH	   Share-defined   123	    527,585
TEXTAINER GROUP HOLD	  COM	  G8766E109    8,639 	357,888	 SH	   Share-defined   123	    357,888
XL CAPITAL LTD
 CL-A COM STK		  COM	  G98255105    6,538 	408,383	 SH	   Share-defined   123	    408,383
